Impairment testing - Narrative (Details) € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) product	Dec. 31, 2024 EUR (€)
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of products | product	2
Impairment loss (reversal of impairment loss) recognised in profit or loss | €	€ 0.0	€ 0.0
DUKORAL®
Disclosure of impairment loss and reversal of impairment loss [line items]
Value in use to equal carrying amount, revenue increase (decrease), percentage	(1.50%)
IXIARO / IXCHIQ
Disclosure of impairment loss and reversal of impairment loss [line items]
Value in use to equal carrying amount, revenue increase (decrease), percentage	(13.00%)